Consolidated Statements of Financial Position - COP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 1,508,205	$ 1,733,673
Trade receivables and other receivables		704,931	779,355
Prepayments		41,515	39,774
Receivables from related parties	[1]	52,145	47,122
Inventories, net		2,437,403	2,770,443
Financial assets		2,452	45,812
Tax assets		524,027	498,908
Assets held for sale		12,413	21,800
Total current assets		5,283,091	5,936,887
Non-current assets
Trade receivables and other receivables		12,338	50,521
Prepayments		4,816	6,365
Receivables from related parties		52,500	35,000
Financial assets		25,014	32,572
Deferred tax assets		197,692	142,589
Property, plant and equipment, net		4,069,765	4,474,280
Investment property, net		1,653,345	1,841,228
Rights of use asset, net		1,361,253	1,443,469
Other intangible assets, net		366,369	424,680
Goodwill		3,080,622	3,484,303
Investments accounted for using the equity method		232,558	300,021
Other assets		398	398
Total non-current assets		11,056,670	12,235,426
Total assets		16,339,761	18,172,313
Current liabilities
Loans, borrowings, and other financial liability		1,029,394	915,604
Employee benefits		4,703	4,555
Provisions		22,045	27,123
Payables to related parties	[1]	55,617	79,189
Trade payables and other payable		5,248,777	5,651,303
Lease liabilities		282,180	263,175
Tax liabilities		107,331	98,750
Derivative instruments and collections on behalf of third parties		139,810	136,223
Other liabilities		254,766	228,496
Total current liabilities		7,144,623	7,404,418
Non-current liabilities
Loans, borrowings, and other financial liability		236,811	539,980
Employee benefits		35,218	32,090
Provisions		11,630	15,254
Trade payables and other payable		37,349	70,472
Lease liabilities		1,285,779	1,392,780
Deferred tax liabilities		156,098	277,713
Tax liabilities		8,091	2,749
Other liabilities		2,353	2,411
Total non-current liabilities		1,773,329	2,333,449
Total liabilities		8,917,952	9,737,867
Shareholders’ equity
Issued share capital		4,482	4,482
Reserves		1,431,125	1,541,586
Other equity components		4,665,070	5,592,920
Equity attributable to non-controlling interest		1,321,132	1,295,458
Total shareholders’ equity		7,421,809	8,434,446
Total liabilities and shareholders’ equity		$ 16,339,761	$ 18,172,313

[1]	Transactions with related parties refer to transactions between Éxito Group. and its associates, joint ventures and other related parties, and are carried in accordance with market general prices, terms and conditions.